Inventories (Tables)	12 Months Ended
Mar. 31, 2011
Inventories
Schedule of Inventories

	Yen (millions)
	2011	2010
Finished goods	533,724	505,918
Work in process	566,127	513,556
Raw materials	241,917	202,603

	1,341,768	1,222,077